Warranty Reserve	9 Months Ended
Sep. 30, 2014
Warranty Reserve [Abstract]
Warranty Reserve

7. Warranty Reserve

Estimated future direct warranty costs are accrued and charged to cost of sales in the period when the related homebuilding revenues are recognized. Amounts accrued, which are included in accrued expenses and other liabilities on the consolidated balance sheet, are based upon historical experience rates. We subsequently assess the adequacy of our warranty accrual on a quarterly basis through an internal lag development model that incorporates historical payment trends and adjust the amounts recorded if necessary. Additional reserves may be established, and an expense recorded, for unusual warranty-related expenditures at the time the expenditure becomes probable and estimable.  Changes in our warranty accrual for the three and nine months ended September 30, 2014 and 2013 are detailed in the table below (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
Accrued warranty reserve, beginning of period	$1,546	$845	$1,150	$679
Warranty reserves assumed in business combinations	200	—	341	—
Warranty expense provisions	715	195	1,354	582
Payments	(347)	(204)	(731)	(425)
Accrued warranty reserve, end of period	$2,114	$836	$2,114	$836